Eaton Vance

Oregon Municipal Income Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,130,300
Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	718,970

		$1,849,270

Education — 5.8%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$563,610
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,073,640
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,171,800
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,033,500
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	587,235
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	582,575
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,170,050

		$7,182,410

Electric Utilities — 1.9%
Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	$2,000	$2,375,280

		$2,375,280

Escrowed/Prerefunded — 5.2%
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	$250	$258,958
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	259,622
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,694,890
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,006,380
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,227,360

		$6,447,210

General Obligations — 36.9%
Astoria School District No. 1C, Clatsop County, 5.00%, 6/15/37	$1,380	$1,705,790
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	419,228
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,167,290
Corvallis School District No. 509J, Benton and Linn Counties, 5.00%, (0.00% until 6/15/20), 6/15/27	1,280	1,518,835
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,497,878
Eugene School District No. 4J, Lane and Linn Counties, 4.00%, 6/15/35	1,500	1,713,420
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	629,832
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,713,391
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/31	200	142,518
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/32	400	274,092
Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/33	500	329,155
Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/32	2,000	2,443,540
Klamath County School District, 5.00%, 6/15/29	1,155	1,303,371
Lake Oswego, 4.00%, 12/1/31	1,000	1,152,790

Security	Principal Amount (000’s omitted)	Value
Lake Oswego, 5.00%, 6/1/33	$2,450	$2,753,775
Medford, 5.00%, 7/15/32	545	610,389
Metro, 4.00%, 6/1/31	1,365	1,573,081
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,913,125
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/42	1,500	1,815,960
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,439,900
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	870	872,149
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,427,437
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,164,720
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	816,280
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	531,657
Portland Community College District, 5.00%, 6/15/32	795	954,898
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,284,365
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	290	290,606
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,744,521
Redmond, 5.00%, 6/1/28	605	697,426
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	409,888
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,671,826
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	791,070
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	924,809
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	836,409
Warrenton-Hammond School District No. 30, Clatsop County, 5.00%, 6/15/32	1,000	1,263,410

		$45,798,831

Hospital — 13.9%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$349,321
Clackamas County Hospital Facility Authority, (Legacy Health System), (LOC: U.S. Bank, N.A.), 1.50%, 6/1/37(1)	1,520	1,520,000
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,374,925
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	274,865
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,769,202
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,709,610
Oregon Facilities Authority, (PeaceHealth), (LOC: U.S. Bank, N.A.), 2.15%, 8/1/34(2)	5,275	5,275,000
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,160,080
Salem Hospital Facility Authority, (Salem Hospital), (LOC: U.S. Bank, N.A.), 1.45%, 8/15/34(1)	1,885	1,885,000

		$17,318,003

Housing — 1.5%
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	$1,790	$1,811,301

		$1,811,301

Industrial Development Revenue — 0.9%
Gilliam County, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,179,371

		$1,179,371

Insured-Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,136,971
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,991,674

		$4,128,645

Insured-General Obligations — 6.5%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,277,560
Newport, (AGC), 0.00%, 6/1/28	1,000	821,610

Security	Principal Amount (000’s omitted)	Value
Newport, (AGC), 0.00%, 6/1/29	$1,225	$973,177
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	982,737

		$8,055,084

Insured-Hospital — 4.8%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,132,570
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	3,070	2,842,390

		$5,974,960

Insured-Special Tax Revenue — 0.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,127,493

		$1,127,493

Other Revenue — 3.3%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$264,237
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/25	2,000	2,328,820
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,558,003

		$4,151,060

Senior Living/Life Care — 1.6%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$462,468
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	842,505
Salem Hospital Facility Authority, (Capital Manor), 5.00%, 5/15/33	550	639,006

		$1,943,979

Special Tax Revenue — 1.5%
Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	$1,500	$1,815,360

		$1,815,360

Transportation — 2.4%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,395,252
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/35	1,300	1,592,058

		$2,987,310

Water and Sewer — 2.0%
Clackamas River Water, 5.00%, 11/1/29	$100	$117,589
Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,289,607
Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,000	1,107,580

		$2,514,776

Total Tax-Exempt Investments — 93.9% (identified cost $109,167,363)		$116,660,343

Other Assets, Less Liabilities — 6.1%		$7,566,719

Net Assets — 100.0%		$124,227,062

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2019, 16.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.3% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2019.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$116,660,343	$—	$116,660,343
Total Investments	$—	$116,660,343	$—	$116,660,343

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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